8. Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
8.1.	Cash and cash equivalents
	12.31.2020	12.31.2019
Cash at bank and in hand	552	572
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,592	1,699
Other investment funds	28	4
	2,620	1,703
- Abroad
Time deposits	2,574	7
Automatic investing accounts and interest checking accounts	5,633	4,620
Other financial investments	332	470
	8,539	5,097
Total short-term financial investments	11,159	6,800
Total cash and cash equivalents	11,711	7,372

Schedule of Marketable Securities
8.3.	Marketable securities

			12.31.2020			12.31.2019
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	652	−	652	875	−	875
Fair value through other comprehensive income	−	−	−	7	−	7
Amortized cost	44	7	51	45	19	64
Total	696	7	703	927	19	946
Current	652	7	659	875	13	888
Non-current	44	−	44	52	6	58